INTANGIBLE ASSETS (Tables)	9 Months Ended
Aug. 31, 2022
Intangible Assets
Schedule of intangible assets

	Video Game Catalogues	Platform Coding and Technology	Distribution Libraries	Customer Relation- ships	Brands	Total
	$	$	$	$	$	$
Cost:
At November 30, 2020	1,130,960	3,325,000	-	-	-	4,455,960
Additions - acquisition of IndieFlix (Note 3)	-	-	3,695,673	-	-	3,695,673
Impairments	(890,445)	(3,324,000)	-	-	-	(4,214,445)
At November 30, 2021	240,515	1,000	3,695,673	-	-	3,937,188
Additions	-	25,000	-	-	-	25,000
Additions - acquisition of DCU (Note 3)	-	565,800	-	923,000	402,000	1,890,800
At August 31, 2022	240,515	591,800	3,695,673	923,000	402,000	5,852,988

Amortization:
At November 30, 2020	164,118	-	-	-	-	164,118
Additions	75,397	-	61,595	-	-	136,992
At November 30, 2021	239,515	-	61,595	-	-	301,110
Additions	1,000	95,077	277,175	153,834	-	527,086
At August 31, 2022	240,515	95,077	338,770	153,834	-	828,196

Net book value:
At November 30, 2021	1,000	1,000	3,634,078	-	-	3,636,078
At August 31, 2022	-	496,723	3,356,903	769,166	402,000	5,024,792